Segment Reporting	12 Months Ended
Dec. 27, 2014
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
We manufacture and market food and beverage products, including cheese, meats, refreshment beverages, coffee, packaged dinners, refrigerated meals, snack nuts, dressings, and other grocery products, primarily in the United States and Canada. We manage and report our operating results through five reportable segments: Cheese,  Beverages & Snack Nuts, Refrigerated Meals, Meal Solutions, and International. Our remaining businesses, including our U.S. and Canadian Foodservice businesses, are aggregated and disclosed as “Other Businesses”.
Management uses segment operating income to evaluate segment performance and allocate resources. We believe it is appropriate to disclose this measure to help investors analyze segment performance and trends. Segment operating income excludes the following items for each of the periods presented:

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Market-based impacts and certain other components of our postemployment benefit plans (which are components of cost of sales and selling, general and administrative expenses) because we centrally manage postemployment benefit plan funding decisions and the determination of discount rates, expected rate of return on plan assets, and other actuarial assumptions.

•
Unrealized gains and losses on hedging activities (which are a component of cost of sales) in order to provide better transparency of our segment operating results. Unrealized gains and losses on hedging activities, which includes unrealized gains and losses on our derivatives not designated as hedging instruments as well as the ineffective portion of unrealized gains and losses on our derivatives designated as hedging instruments, are recorded in Corporate until realized. Once realized, the gains and losses are recorded within the applicable segment operating results.

•
Certain general corporate expenses (which are a component of selling, general and administrative expenses) and cost savings initiatives expenses (which are components of asset impairment and exit costs, cost of sales, and selling, general and administrative expenses).

Furthermore, we centrally manage interest and other expense, net. Accordingly, we do not present these items by segment because they are excluded from the segment profitability measures that management reviews.
Management does not use assets by segment to evaluate performance or allocate resources and therefore, we do not calculate or disclose assets by segment.
Our segment net revenues and earnings consisted of:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Net revenues:
Cheese	$4,066	$3,925	$3,829
Beverages & Snack Nuts	3,628	3,664	3,711
Refrigerated Meals	3,433	3,334	3,280
Meal Solutions	3,216	3,423	3,538
International	2,304	2,372	2,318
Other Businesses	1,558	1,500	1,595
Net revenues	$18,205	$18,218	$18,271

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Earnings before income taxes:
Operating income:
Cheese	$675	$721	$716
Beverages & Snack Nuts	545	504	416
Refrigerated Meals	409	364	409
Meal Solutions	1,073	1,130	1,259
International	451	463	371
Other Businesses	188	172	143
Market-based impacts to postemployment benefit plans	(1,341)	1,561	(223)
Certain other postemployment benefit plan income / (expense)	164	61	(82)
Unrealized (losses) / gains on hedging activities	(79)	21	13
General corporate expenses	(88)	(116)	(49)
Cost savings initiatives expenses	(107)	(290)	(303)
Operating income	1,890	4,591	2,670
Interest and other expense, net	(484)	(501)	(258)
Royalty income from Mondelēz International	—	—	41
Earnings before income taxes	$1,406	$4,090	$2,453

Depreciation expense and capital expenditures by segment were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Depreciation Expense:
Cheese	$57	$92	$119
Beverages & Snack Nuts	85	82	81
Refrigerated Meals	87	84	76
Meal Solutions	85	64	85
International	37	38	31
Other Businesses	33	33	36
Total depreciation expense	$384	$393	$428

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Capital expenditures:
Cheese	$152	$150	$84
Beverages & Snack Nuts	136	171	146
Refrigerated Meals	110	80	83
Meal Solutions	66	76	83
International	53	60	33
Other Businesses	18	20	11
Total capital expenditures	$535	$557	$440

Concentration of risk:
Our largest customer, Wal-Mart Stores, Inc., accounted for approximately 26% of net revenues in 2014 and in 2013, and 25% in 2012.
Geographic data for net revenues and long-lived assets were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Net revenues:
United States	$15,753	$15,676	$15,752
Canada	2,177	2,302	2,306
Exports	275	240	213
Total net revenues	$18,205	$18,218	$18,271

	December 27, 2014	December 28, 2013
	(in millions)
Long-lived assets:
United States	$16,536	$16,516
Canada	1,620	1,724
Total long-lived assets	$18,156	$18,240

Net revenues by product categories were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Cheese and dairy	$5,954	$5,744	$5,591
Meat and meat alternatives	2,691	2,643	2,659
Meals	2,033	2,047	1,973
Refreshment beverages	1,762	1,817	1,863
Enhancers	1,601	1,705	1,868
Coffee	1,456	1,460	1,450
Desserts, toppings and baking	1,042	1,142	1,213
Nuts and salted snacks	1,036	997	986
Other	630	663	668
Total net revenues	$18,205	$18,218	$18,271